Financial assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets and other receivables
Schedule of classification financial assets

		2025 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,921	24,900	—	37,821
Receivables from related parties	25	1,763	—	—	1,763
Trade receivables	9.2	191,536	—	—	191,536
Other receivables	9.2	74,665	—	—	74,665
Restricted cash and cash equivalents		175	—	—	175
Cash and cash equivalents		122,812	—	—	122,812
Total financial assets		403,872	24,900	—	428,772

		2024 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,929	12,091	293	25,313
Receivables from related parties	25	1,558	—	—	1,558
Trade receivables	9.2	188,816	—	—	188,816
Other receivables	9.2	83,103	—	—	83,103
Restricted cash and cash equivalents		298	—	—	298
Cash and cash equivalents		132,973	—	—	132,973
Total financial assets		419,677	12,091	293	432,061

Schedule of restricted cash and cash equivalents

	2025	2024
	US$'000	US$'000
Cash and cash equivalents	122,812	132,973
Restricted cash and cash equivalents presented as Cash	175	298
Total	122,987	133,271

Schedule of other financial assets

	2025
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,921	—	12,921
Equity securities	1,643	4	1,647
Financial investments	9,074	11,100	20,174
Derivatives not designated as hedging instruments (Note 21)	3,079	—	3,079
Total	26,717	11,104	37,821

	2024
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,929	—	12,929
Equity securities	1,815	—	1,815
Financial investments	—	5,500	5,500
Derivatives not designated as hedging instruments (Note 21)	4,707	69	4,776
Derivatives designated as hedging instruments (Note 21)	293	—	293
Total	19,744	5,569	25,313

Other financial assets at amortized cost

Schedule of trade and other receivables

	2025	2024
	US$'000	US$'000
Trade receivables	194,273	191,560
Less – allowance for doubtful debts	(2,737)	(2,744)
Total trade receivables	191,536	188,816

Tax receivables	16,266	18,331
Government grant receivables	51,066	62,586
Other receivables	7,333	2,186
Total other receivables	74,665	83,103

Schedule of changes in the allowance for doubtful debts

Allowance
US$'000
Balance at January 1, 2024	2,906
Impairment losses recognized	475
Collection of previously written off balances	(519)
Exchange differences	(118)
Balance at December 31, 2024	2,744
Impairment losses recognized	1,429
Collection of previously written off balances	(1,798)
Exchange differences	362
Balance at December 31, 2025	2,737